Reconciliation of Benefit Obligation for Post Retirement Health Care Cost by South Deep (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Jun. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Balance at end of year	$ 2.7		$ 2.1		$ 2.8
South Deep Gold Mine
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	0.2	[1]	0.1	[1]	0.4
Service costs
Contributions paid	(0.1)		(0.1)		(0.1)
Release of cross subsidization liability					(0.2)
Foreign currency translation adjustment					0.1
Balance at end of year	$ 0.1	[1]			$ 0.2	[1]

[1]	South Deep accrued post-retirement health care costs As part of the acquisition of South Deep, the post-retirement health care cost liability was assumed. The Group has certain liabilities to provide fixed monthly post-retirement medical benefits to certain pensioners and dependents of ex-employees. The Group's contributions to these schemes on behalf of current and retired employees amounted to $0.1 million (six months ended December 31, 2010: $0.1 million; fiscal year ended June 30, 2010: $0.1 million). The obligation was actuarially valued at December 31, 2011 and the outstanding contributions were funded until December 31, 2011, when the obligation was extinguished. The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs: December 31, 2011 December 31, 2010 June 30, 2010 Actuarial present value - 0.1 0.2 Plan assets at fair value - - - Accumulated benefit obligation in excess of plan assets - 0.1 0.2 Prior service costs - - - Unrecognized net (gain)/loss - - - Post-retirement health care liability - 0.1 0.2 The following is a reconciliation of the benefit obligation: Balance at beginning of year 0.1 0.2 0.4 Service costs - - - Contributions paid (0.1) (0.1) (0.1) Release of cross subsidization liability - - (0.2) Foreign currency translation adjustment - - 0.1 Balance at end of year - 0.1 0.2 The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumes a health care cost inflation rate of 8.0% per annum (December 31, 2010: 8.0%; June 30, 2010: 8.0%) and a discount rate of 8.75% per annum (December 31, 2010: 8.75%; June 30, 2010: 9.0%). December 31, 2011 December 31, 2010 June 30, 2010 The net periodic benefit cost is explained as follows: Service costs - - - Net periodic benefit cost - - - An increase or decrease in assumed health care trend rates would not have affected the interest cost for fiscal year ended December 31, 2011, six months ended December 31, 2010 and fiscal year ended June 30, 2010. A change in the medical inflation assumption did not affect the employer liability as the subsidy did not escalate.